Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Results of Operations and Assets for Segments

The results of operations and assets for these segments are as follows:

	Year ended December 31, 2012
	Algonquin Power				Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$71,734	$36,723	$108,457	$—	$108,457
Regulated gas sales and distribution	—	—	—	25,802	—	49,916	75,718		75,718
Regulated water reclamation and distribution	—	—	—	9,127	37,296	—	46,423	—	46,423
Non-regulated energy sales	84,236	36,914	121,150	—	—	—	—	—	121,150
Waste disposal fees	—	14,288	14,288	—	—	—	—	—	14,288
Other revenue	1,925	1,680	3,605	—	152	94	246	—	3,851

Total revenue	86,161	52,882	139,043	34,929	109,182	86,733	230,844	—	369,887

Operating expenses	30,308	21,075	51,383	13,096	35,645	30,209	78,950	—	130,333
Regulated electricity purchased	—	—	—	—	43,861	24,348	68,209	—	68,209
Regulated gas purchased	—	—	—	13,648	—	23,813	37,461	—	37,461
Non-regulated fuel for generation	—	14,589	14,589	—	—	—	—	—	14,589

	55,853	17,218	73,071	8,185	29,676	8,363	46,224	—	119,295

Depreciation of property, plant and equipment	(18,823)	(9,977)	(28,800)	(3,333)	(11,120)	(7,129)	(21,582)	—	(50,382)
Amortization of intangible assets	(2,653)	(831)	(3,484)	(81)	(586)	—	(667)	—	(4,151)
Administration expenses	(9,424)	(2,212)	(11,636)	294	(4,091)	(1,223)	(5,020)	(2,952)	(19,608)
Foreign exchange gain	—	—	—	—	—	—	—	561	561
Interest expense	(15,060)	(2,054)	(17,114)	(96)	(8,066)	(694)	(8,856)	(9,971)	(35,941)
Interest, dividend and other income	2,038	509	2,547	—	2,113	461	2,574	2,118	7,239
Acquisition related costs	(3,155)	—	(3,155)	(1,442)	—	(3,112)	(4,554)	—	(7,709)
Gain/(loss) on derivative financial instruments	(2,954)	—	(2,954)	—			—	3,187	233

Earnings from continuing operations before income taxes	5,822	2,653	8,475	3,527	7,926	(3,334)	8,119	(7,057)	9,537
Loss from discontinued operations before income taxes	(1,907)	—	(1,907)	—	—	—	—	—	(1,907)

Earnings/(loss) before income taxes	$3,915	$2,653	$6,568	$3,527	$7,926	$(3,334)	$8,119	$(7,057)	$7,630

Property, plant and equipment	$1,157,062	$153,875	$1,310,937	$151,637	$350,053	$350,088	$851,778	$—	$2,162,715
Intangible assets	29,480	6,132	35,612	2,613	18,556	—	21,169	—	56,781
Assets held for sale	24,390	—	24,390	—	—	—	—	—	24,390
Total assets	1,272,037	175,173	1,447,210	212,495	464,201	500,374	1,177,070	153,957	2,778,237
Capital expenditures	21,068	10,348	31,416	10,777	23,181	12,488	46,446	67	77,929
Acquisition of operating entities	245,718	—	245,718	128,890	—	295,297	424,187	—	669,905

	Year ended December 31, 2011
	Algonquin Power				Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$77,368	$—	$77,368	$—	$77,368
Regulated water reclamation and distribution	—	—	—	8,850	36,139	—	44,989	—	44,989
Non-regulated energy sales	81,645	46,666	128,311	—	—	—	—	—	128,311
Waste disposal fees	—	16,406	16,406	—	—	—	—	—	16,406
Other revenue	2,291	1,352	3,643	—	—	—	—	—	3,643

Total revenue	83,936	64,424	148,360	8,850	113,507	—	122,357	—	270,717

Operating expenses	25,400	19,857	45,257	4,270	34,453	—	38,723	38	84,018
Regulated electricity purchased	—	—	—	—	46,508	—	46,508	—	46,508
Non-regulated fuel for generation	—	24,628	24,628	—	—	—	—	—	24,628

	58,536	19,939	78,475	4,580	32,546	—	37,126	(38)	115,563

Depreciation of property, plant and equipment	(15,498)	(10,684)	(26,182)	(956)	(10,850)	—	(11,806)	—	(37,988)
Amortization of intangible assets	(3,007)	(2,735)	(5,742)	(81)	(610)	—	(691)	—	(6,433)
Administration expenses	(8,915)	(2,504)	(11,419)	(53)	(1,087)	—	(1,140)	(4,975)	(17,534)
Write down of long-lived assets	(678)	(13,430)	(14,108)		(1,058)		(1,058)	—	(15,166)
Foreign exchange loss	—	—	—	—	—	—	—	652	652
Interest expense	(9,834)	(2,228)	(12,062)	(61)	(7,404)	—	(7,465)	(10,910)	(30,437)
Interest, dividend and other income	2,143	(6)	2,137	—	488	—	488	3,034	5,659
Acquisition related costs	—	—	—	—	(2,767)	—	(2,767)	(198)	(2,965)
Loss on derivative financial instruments	(1,068)	—	(1,068)	—	—	—	—	(4,776)	(5,844)

Earnings from continuing operations before income taxes	21,679	(11,648)	10,031	3,429	9,258	—	12,687	(17,211)	5,507
Loss from discontinued operations before income taxes	(1,244)	—	(1,244)	—	—	—	—	—	(1,244)

Earnings/(loss) before income taxes	$20,435	$(11,648)	$8,786	$3,429	$9,258	$—	$12,687	$(17,211)	$4,263

Property, plant and equipment	$398,037	$155,507	$553,544	$188,562	$178,003	$—	$366,565	$—	$920,109
Intangible assets	25,863	7,088	32,951	19,565	2,753	—	22,318	—	55,269
Assets held for sale	25,847	—	25,847	—	—	—	—	—	25,847
Total assets	482,543	176,269	658,812	228,597	212,035	—	440,632	182,863	1,282,307
Capital expenditures	25,610	13,601	39,211	774	20,393	—	21,167	367	60,745
Acquisition of operating entities	—	—	—	—	100,058	—	100,058	—	100,058

Information on Operations by Geographic Area

Information on operations by geographic area is as follows:

	2012	2011
Revenue
Canada	$83,117	$88,900
United States	286,770	181,817

	$369,887	$270,717
Property, plant and equipment
Canada	$472,333	$474,094
United States	1,690,382	446,015

	$2,162,715	$920,109
Intangible assets
Canada	$29,480	$25,863
United States	27,301	29,406

	$56,781	$55,269